Quarterly Holdings Report
for

Fidelity® SAI International Value Index Fund

January 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

IIV-QTLY-0321
1.9885499.103

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Australia - 3.7%
AGL Energy Ltd.	642,450	$5,631,683
Aurizon Holdings Ltd.	1,929,137	5,455,069
BHP Billiton Ltd.	1,488,110	49,626,969
Fortescue Metals Group Ltd.	1,714,456	28,550,849
Mineral Resources Ltd.	171,138	4,492,713
Rio Tinto Ltd.	382,785	32,270,466

TOTAL AUSTRALIA		126,027,749

Austria - 0.3%
Andritz AG	73,996	3,520,076
OMV AG	148,488	6,260,065

TOTAL AUSTRIA		9,780,141

Bailiwick of Jersey - 0.9%
Glencore Xstrata PLC	9,481,931	31,651,897
Belgium - 1.2%
Anheuser-Busch InBev SA NV	536,391	33,670,721
Solvay SA Class A	71,723	8,185,190

TOTAL BELGIUM		41,855,911

Bermuda - 0.8%
Hongkong Land Holdings Ltd.	1,203,291	5,571,237
Jardine Matheson Holdings Ltd.	269,533	15,579,007
Jardine Strategic Holdings Ltd.	182,774	4,750,296

TOTAL BERMUDA		25,900,540

Cayman Islands - 0.9%
CK Asset Holdings Ltd.	2,513,500	12,627,069
CK Hutchison Holdings Ltd.	2,783,500	19,278,877

TOTAL CAYMAN ISLANDS		31,905,946

Denmark - 0.9%
A.P. Moller - Maersk A/S Series B	9,099	18,690,874
Danske Bank A/S	702,353	12,061,915

TOTAL DENMARK		30,752,789

Finland - 1.2%
Fortum Corp.	448,829	10,885,358
Nokia Corp. (a)	5,830,086	28,045,700
TietoEVRY Oyj	109,902	3,619,704

TOTAL FINLAND		42,550,762

France - 15.7%
Atos Origin SA (a)	100,945	7,776,415
BNP Paribas SA (a)	1,185,648	56,858,567
Bouygues SA	231,585	9,111,316
Capgemini SA	165,994	24,072,321
Carrefour SA	598,604	10,162,838
Compagnie de St. Gobain (a)	552,378	27,459,399
Compagnie Generale des Etablissements Michelin SCA Series B	183,813	25,330,815
Credit Agricole SA (a)	1,246,139	14,184,924
Danone SA	184,754	12,285,894
Eiffage SA (a)	83,875	7,627,881
Elis SA (a)	198,986	3,004,004
ENGIE (a)	1,833,160	28,519,773
Faurecia SA (a)	86,826	4,567,689
Natixis SA (a)	943,748	3,576,726
Orange SA	2,112,075	24,788,223
Publicis Groupe SA	237,586	12,328,670
Renault SA	213,457	9,128,596
Rexel SA	247,991	3,781,430
Sanofi SA	948,519	89,206,602
Societe Generale Series A	818,368	15,256,840
Thales SA	104,989	9,451,229
Total SA	1,619,114	68,243,110
Valeo SA	248,549	9,302,166
Veolia Environnement SA	549,849	14,719,960
VINCI SA	497,313	46,114,931

TOTAL FRANCE		536,860,319

Germany - 8.2%
alstria office REIT-AG	183,334	3,159,287
Bayer AG	1,013,040	61,312,115
Bayerische Motoren Werke AG (BMW)	373,814	31,759,475
Continental AG	111,369	15,586,545
Daimler AG (Germany)	860,478	60,690,826
Deutsche Lufthansa AG (a)(b)	308,186	3,981,221
Deutsche Telekom AG	2,504,868	44,542,978
Fresenius Medical Care AG & Co. KGaA	216,745	17,534,434
Fresenius SE & Co. KGaA	425,385	18,981,629
HeidelbergCement AG	151,404	11,211,590
ProSiebenSat.1 Media AG	218,638	3,969,309
Rheinmetall AG	44,916	4,760,712
Uniper SE	101,889	3,573,410

TOTAL GERMANY		281,063,531

Hong Kong - 1.4%
BOC Hong Kong (Holdings) Ltd.	3,707,000	11,092,432
Fosun International Ltd.	2,531,500	3,852,797
Henderson Land Development Co. Ltd.	1,397,930	5,717,504
Sun Hung Kai Properties Ltd.	1,570,500	21,453,379
Swire Pacific Ltd. (A Shares)	666,000	4,170,419

TOTAL HONG KONG		46,286,531

Italy - 2.1%
Atlantia SpA (a)	519,426	8,260,729
Banco BPM SpA	1,562,402	3,436,596
Eni SpA	2,623,209	26,496,442
Italgas SpA	500,611	3,008,422
Leonardo SpA	417,317	2,904,911
Telecom Italia SpA	18,894,289	8,090,256
UniCredit SpA	2,191,635	20,099,040

TOTAL ITALY		72,296,396

Japan - 29.3%
AGC, Inc.	234,500	8,126,736
Aisin Seiki Co. Ltd.	188,400	5,764,686
Alfresa Holdings Corp.	218,100	4,341,386
Asahi Group Holdings	451,000	18,135,586
Bridgestone Corp.	632,900	23,371,590
Brother Industries Ltd.	270,400	6,004,586
Canon, Inc.	1,100,300	24,340,295
Central Japan Railway Co.	212,400	30,414,022
Chubu Electric Power Co., Inc.	742,500	9,084,097
Dai Nippon Printing Co. Ltd.	290,900	4,998,998
ENEOS Holdings, Inc.	3,331,000	13,474,101
Fujifilm Holdings Corp.	413,900	23,657,638
Fujitsu Ltd.	83,300	12,711,572
Fukuoka Financial Group, Inc.	197,100	3,524,448
Hitachi Ltd.	998,100	41,031,253
Honda Motor Co. Ltd.	1,774,500	46,858,700
Iida Group Holdings Co. Ltd.	191,300	4,213,367
INPEX Corp.	1,115,800	6,444,785
Isuzu Motors Ltd.	638,700	6,097,666
Itochu Corp.	1,454,500	41,623,598
Japan Post Holdings Co. Ltd.	1,531,300	12,161,807
Japan Tobacco, Inc.	1,134,300	22,497,573
Kajima Corp.	512,400	6,853,524
Kansai Electric Power Co., Inc.	851,800	8,335,434
KDDI Corp.	1,033,100	30,365,631
Kyocera Corp.	362,100	23,158,221
Marubeni Corp.	1,702,500	11,284,985
Medipal Holdings Corp.	216,800	4,431,417
Mitsubishi Chemical Holdings Corp.	1,460,000	9,957,745
Mitsubishi Corp.	1,455,400	36,786,209
Mitsubishi Electric Corp.	1,806,000	27,492,167
Mitsubishi Heavy Industries Ltd.	347,900	9,957,556
Mitsui & Co. Ltd.	1,682,100	31,098,254
Mizuho Financial Group, Inc.	2,618,400	34,459,539
NEC Corp.	281,400	15,313,189
NGK Spark Plug Co. Ltd.	176,900	3,279,773
Nippon Telegraph & Telephone Corp.	1,327,400	33,176,781
Nomura Holdings, Inc.	1,315,300	6,959,318
Obayashi Corp.	744,000	6,222,197
Oji Holdings Corp.	1,046,000	6,311,251
ORIX Corp.	1,354,900	21,666,500
Osaka Gas Co. Ltd.	429,700	7,929,831
Otsuka Holdings Co. Ltd.	547,700	23,331,304
Panasonic Corp.	2,403,500	31,202,822
Resona Holdings, Inc.	2,255,900	7,817,955
Ricoh Co. Ltd.	706,700	5,330,021
Seiko Epson Corp.	337,900	5,719,573
Sekisui House Ltd.	670,700	12,927,999
Seven & i Holdings Co. Ltd.	822,700	31,417,289
SHIMIZU Corp.	723,700	5,092,051
Shionogi & Co. Ltd.	275,300	14,946,045
Showa Denko K.K.	154,400	3,680,718
Subaru Corp.	634,500	12,151,482
Sumitomo Corp.	1,225,700	16,230,330
Sumitomo Electric Industries Ltd.	818,700	10,883,954
Sumitomo Forestry Co. Ltd.	177,200	3,429,132
Sumitomo Heavy Industries Ltd.	126,700	3,510,272
Sumitomo Mitsui Financial Group, Inc.	1,416,900	44,020,711
Sumitomo Mitsui Trust Holdings, Inc.	387,000	11,578,175
Taiheiyo Cement Corp.	131,100	3,256,692
Taisei Corp.	217,600	7,032,087
Teijin Ltd.	194,300	3,548,579
Tohoku Electric Power Co., Inc.	518,600	4,441,111
Tokyo Gas Co. Ltd.	396,900	8,675,379
Toppan Printing Co. Ltd.	360,600	5,122,658
Tosoh Corp.	335,200	5,753,875
Toyota Tsusho Corp.	244,600	9,539,272
Yamada Holdings Co. Ltd.	807,300	4,107,985
Yamaha Motor Co. Ltd.	324,900	7,134,183

TOTAL JAPAN		1,005,799,666

Luxembourg - 0.7%
ArcelorMittal SA (Netherlands) (a)	716,422	15,685,966
Aroundtown SA	1,236,242	8,605,385

TOTAL LUXEMBOURG		24,291,351

Netherlands - 4.3%
ABN AMRO Group NV GDR (a)(c)	426,489	4,456,241
AEGON NV	1,454,398	6,030,321
ASR Nederland NV	145,394	5,632,057
EXOR NV	116,800	8,700,163
Heineken Holding NV	101,809	8,969,753
ING Groep NV (Certificaten Van Aandelen)	4,022,207	35,762,906
Koninklijke Ahold Delhaize NV	1,135,028	32,580,461
NN Group NV	340,571	14,176,188
Philips Lighting NV (a)(c)	132,344	6,311,818
Randstad NV (a)	122,147	7,627,993
Stellantis NV (Italy)	1,134,538	17,251,537

TOTAL NETHERLANDS		147,499,438

Singapore - 2.3%
CapitaLand Ltd.	2,447,200	5,913,514
DBS Group Holdings Ltd.	392,400	7,437,995
Genting Singapore Ltd.	5,843,500	3,761,060
Oversea-Chinese Banking Corp. Ltd.	4,151,084	32,248,710
United Overseas Bank Ltd.	1,580,200	27,811,710

TOTAL SINGAPORE		77,172,989

Spain - 3.9%
ACS Actividades de Construccion y Servicios SA	278,702	8,698,988
Banco Bilbao Vizcaya Argentaria SA	6,546,404	29,869,400
Banco Santander SA (Spain)	17,136,005	50,018,372
Enagas SA	256,647	5,660,676
Gas Natural SDG SA	349,941	9,049,737
International Consolidated Airlines Group SA CDI (a)	2,563,204	5,022,123
Merlin Properties Socimi SA	343,932	3,301,465
Telefonica SA	5,219,771	22,522,763

TOTAL SPAIN		134,143,524

Sweden - 1.8%
Ericsson (B Shares)	2,151,251	27,087,367
Volvo AB (B Shares)	1,328,274	32,871,853

TOTAL SWEDEN		59,959,220

Switzerland - 3.8%
Adecco SA (Reg.)	160,368	10,053,269
ams AG (a)	282,837	7,099,899
Credit Suisse Group AG	1,655,496	21,716,090
Dufry AG (a)	57,431	3,099,952
LafargeHolcim Ltd. (Reg.)	527,153	28,554,737
Nestle SA (Reg. S)	9,092	1,019,182
Novartis AG	665,447	60,253,021

TOTAL SWITZERLAND		131,796,150

United Kingdom - 15.8%
Anglo American PLC (United Kingdom)	1,069,134	35,362,057
Aviva PLC	4,050,156	18,525,757
BAE Systems PLC	3,325,214	20,981,185
Barclays PLC (a)	16,822,782	30,688,046
BHP Group PLC	2,148,528	58,881,124
BP PLC (a)	14,806,194	55,019,161
British American Tobacco PLC (United Kingdom)	2,301,537	83,632,972
BT Group PLC	9,045,322	15,566,171
Carnival PLC	185,258	2,918,643
Centrica PLC	6,011,271	4,264,778
Dialog Semiconductor PLC (a)	69,756	4,400,231
GlaxoSmithKline PLC	3,888,844	72,220,906
Imperial Brands PLC	978,983	19,717,897
Inchcape PLC (a)	405,530	3,694,986
J Sainsbury PLC	1,788,805	5,990,076
Kingfisher PLC (a)	2,175,913	8,260,197
M&G PLC	2,680,931	6,461,295
Marks & Spencer Group PLC	2,014,262	3,890,367
NatWest Group PLC	4,751,968	9,610,102
Royal Mail PLC	1,031,164	5,716,388
Standard Chartered PLC (United Kingdom)	2,733,815	16,631,071
Taylor Wimpey PLC (a)	3,757,983	7,540,711
Vodafone Group PLC	27,634,841	47,193,354
WM Morrison Supermarkets PLC	2,484,777	6,109,406

TOTAL UNITED KINGDOM		543,276,881

TOTAL COMMON STOCKS
(Cost $3,158,050,672)		3,400,871,731
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (Cost $2,999,326)(d)	3,000,000	2,999,510
	Shares	Value

Money Market Funds - 0.6%
Fidelity Cash Central Fund 0.09% (e)	15,864,869	15,868,042
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)	4,208,235	4,208,656
TOTAL MONEY MARKET FUNDS
(Cost $20,076,698)		20,076,698
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $3,181,126,696)		3,423,947,939
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,637,049
NET ASSETS - 100%		$3,428,584,988

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	262	March 2021	$27,713,050	$308,160	$308,160

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,768,059 or 0.3% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,944,683.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,947
Fidelity Securities Lending Cash Central Fund	51,402
Total	$65,349

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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